Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Sales to equity method investees	$ 104	$ 113
Unrealized Gains on Equity Securities	$ 65	$ 31